GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 28, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
Disclosure of Trading seasonality [Text Block]
Trading seasonality
Operating results for the first half of 2019 may not be indicative of the results expected for the year ended 31 December 2019 as sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.

GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola European Partners plc (the Company) and its subsidiaries (together CCEP, the Group) are a leading consumer goods group in Western Europe making, selling and distributing an extensive range of non-alcoholic ready-to-drink beverages. The Group is the world’s largest independent Coca-Cola bottler based on revenue. CCEP serves a consumer population of over 300 million across Western Europe, including Andorra, Belgium, continental France, Germany, Great Britain, Iceland, Luxembourg, Monaco, the Netherlands, Norway, Portugal, Spain and Sweden. CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, Middlesex UB8 1EZ, United Kingdom.
These condensed consolidated interim financial statements do not constitute statutory accounts as defined by Section 434 of the Companies Act 2006. They have been reviewed but not audited by the Group’s auditor, unless otherwise stated. The statutory accounts for the Company for the year ended 31 December 2018, which were prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006, have been delivered to the Registrar of Companies. The auditor’s opinion on those accounts was unqualified and did not contain a statement made under section 498 (2) or (3) of the Companies Act 2006.

The condensed consolidated interim financial statements of the Group for the six months ended 28 June 2019 were approved and signed by Damian Gammell, Chief Executive Officer on 8 August 2019 having been duly authorised to do so by the Board of Directors.
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and International Accounting Standard 34, “Interim Financial Reporting” (IAS 34) and should be read in conjunction with our 2018 Consolidated Financial Statements. The 2018 Consolidated Financial Statements were prepared in accordance with IFRS as issued by the IASB, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006.
The 2018 Consolidated Financial Statements include a full description of the Group’s accounting policies. The same accounting policies and methods of computation have been used as described in the 2018 Consolidated Financial Statements, with the exception of taxes on income and the adoption of IFRS 16, “Leases” as set out in Note 2. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
For consistent preparation, the amount within the Condensed Consolidated Interim Statement of Cash Flows for the six months ended 29 June 2018 relating to payments of principal on lease obligations has been presented in line with current year classification. There has been no change in our net cash flows from financing activities for the six months ended 29 June 2018.
Reporting periods
Results are presented for the interim period from 1 January 2019 to 28 June 2019.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was one less selling day in the six months ended 28 June 2019 versus the six months ended 29 June 2018, and there will be one more selling day in the second six months of 2019 versus the second six months of 2018 (based upon a standard five-day selling week).
The following table summarises the number of selling days, for the years ended 31 December 2019 and 31 December 2018 (based on a standard five-day selling week):

	Half year	Full year
2019	129	261
2018	130	261
Change	-1	0

Trading seasonality
Operating results for the first half of 2019 may not be indicative of the results expected for the year ended 31 December 2019 as sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Six Months Ended		Closing as at
	28 June 2019	29 June 2018	28 June 2019	31 December 2018	29 June 2018
UK Sterling	1.14	1.14	1.12	1.12	1.13
US Dollar	0.89	0.83	0.88	0.87	0.86
Norwegian Krone	0.10	0.10	0.10	0.10	0.11
Swedish Krone	0.10	0.10	0.09	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01

Exchange Rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.

Description Of Accounting Policy For Reporting Periods [Policy Text Block]
Reporting periods
Results are presented for the interim period from 1 January 2019 to 28 June 2019.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was one less selling day in the six months ended 28 June 2019 versus the six months ended 29 June 2018, and there will be one more selling day in the second six months of 2019 versus the second six months of 2018 (based upon a standard five-day selling week).